Document And Entity Information	Aug. 02, 2022
Document Information [Line Items]
Entity, Registrant Name	BSQUARE CORP /WA
Document, Type	8-K
Document, Period End Date	Aug. 02, 2022
Entity, Incorporation, State or Country Code	WA
Entity, File Number	000-27687
Entity, Tax Identification Number	91-1650880
Entity, Address, Address Line One	1415 Western Avenue, Suite 700
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98101
City Area Code	425
Local Phone Number	519-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BSQR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001054721